Pursuant to Rule 497(e)
                                                               File No. 33-41462

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NORTH CAROLINA DAILY
MUNICIPAL INCOME FUND, INC.                             600 Fifth Avenue
                                                        New York, New York 10020
                                                        (212) 830-5220

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                    SUPPLEMENT DATED OCTOBER 1, 2001, TO THE
                      PROSPECTUS DATED DECEMBER 29, 2000

     The fifth paragraph under "Principal Investment Strategies" on page 5 of the prospectus is replaced by the following:

                  "The Fund may purchase, without limit, securities and Participation Certificates whose interest income may be subject to the federal alternative minimum tax."






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